Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Comprehensive Income Net Of Tax [Abstract]
Gross unrealized holding (loss) gain on securities available for sale, income taxes	$ 2	$ (55)	$ 96
Reclassification adjustment for net realized gains on securities available for sale, income taxes	29	42	120
Benefit plans gain (loss), income taxes	(448)	152	(91)
Benefit plan amortization, income taxes	$ (35)	$ (23)	$ (38)